Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000049094 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Select Dividend ETF
Class Name	iShares International Select Dividend ETF
Trading Symbol	IDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares International Select Dividend ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Select Dividend ETF	$26	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	7.35%	23.37%	4.54%	3.60%
S&P Developed ex US Broad Market Index	4.62	21.21	(3.26)	1.06
Dow Jones EPAC Select Dividend IndexTM	6.54	23.82	4.38	3.59

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,150,821,972
Holdings Count | Holding	106
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,150,821,972
Number of Portfolio Holdings	106
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	32.5%
Utilities	16.8%
Communication Services	11.8%
Materials	9.1%
Energy	7.9%
Consumer Staples	7.7%
Consumer Discretionary	6.3%
Industrials	5.6%
Real Estate	1.8%
Information Technology	0.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	24.4%
Italy	10.6%
Spain	9.3%
Canada	8.1%
France	7.5%
Hong Kong	6.8%
Australia	6.7%
Germany	6.0%
South Korea	4.4%
Netherlands	4.2%
Other#	12.0%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000050169 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Developed Real Estate ETF
Class Name	iShares International Developed Real Estate ETF
Trading Symbol	IFGL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares International Developed Real Estate ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Developed Real Estate ETF	$25	0.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	5.44%	19.18%	(4.14)%	0.25%
FTSE All World ex-US Index	5.67	24.32	6.03	5.00
FTSE EPRA Nareit Developed ex US Index	4.80	19.47	(4.09)	0.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 96,138,288
Holdings Count | Holding	267
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$96,138,288
Number of Portfolio Holdings	267
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Real Estate Operating Companies	19.8%
Industrial REITs	18.2%
Retail REITs	16.0%
Diversified REITs	13.5%
Diversified Real Estate Activities	12.8%
Office REITs	7.5%
Multi-Family Residential REITs	4.3%
Health Care REITs	1.9%
Hotel & Resort REITs	1.5%
Self Storage REITs	1.4%
Other*	3.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	23.5%
Australia	18.2%
United Kingdom	11.1%
Singapore	8.3%
Hong Kong	7.3%
Canada	6.1%
Germany	5.9%
Sweden	5.2%
France	4.4%
Switzerland	3.2%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

C000065074 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Clean Energy ETF
Class Name	iShares Global Clean Energy ETF
Trading Symbol	ICLN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Clean Energy ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Clean Energy ETF	$20	0.39%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(0.42)%	2.13%	5.34%	4.28%
S&P Global Broad Market Index	10.50	32.18	10.49	8.72
S&P Global Clean Energy IndexTM	(0.77)	2.29	5.48	4.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,905,192,921
Holdings Count | Holding	105
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,905,192,921
Number of Portfolio Holdings	105
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Electric Utilities	34.0%
Renewable Electricity	26.5%
Heavy Electrical Equipment	11.8%
Semiconductors	10.2%
Electrical Components & Equipment	7.5%
Semiconductor Materials & Equipment	6.8%
Construction & Engineering	1.2%
Commodity Chemicals	0.6%
Steel	0.6%
Independent Power Producers & Energy Traders	0.4%
Other*	0.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	23.7%
China	12.0%
Brazil	10.3%
Denmark	8.7%
Spain	7.1%
United Kingdom	6.2%
India	6.1%
Portugal	5.3%
Canada	4.1%
Japan	4.0%
Other#	12.5%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000141932 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global REIT ETF
Class Name	iShares Global REIT ETF
Trading Symbol	REET
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global REIT ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global REIT ETF	$8	0.14%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.14%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	16.80%	30.12%	1.02%	3.95%
FTSE All-World Index	10.79	32.47	11.02	9.04
FTSE EPRA Nareit Global REITs Index	16.05	29.21	0.25	3.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,852,102,240
Holdings Count | Holding	349
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,852,102,240
Number of Portfolio Holdings	349
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Retail REITs	18.9%
Industrial REITs	17.3%
Health Care REITs	11.9%
Multi-Family Residential REITs	9.7%
Data Center REITs	9.1%
Diversified REITs	7.7%
Self Storage REITs	6.8%
Office REITs	6.3%
Other Specialized REITs	5.6%
Single-Family Residential REITs	3.8%
Other*	2.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	72.7%
Australia	6.6%
Japan	5.3%
United Kingdom	4.2%
Singapore	2.8%
Canada	2.2%
France	1.7%
Belgium	0.9%
Hong Kong	0.8%
Mexico	0.5%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

C000237280 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Environmentally Aware Real Estate ETF
Class Name	iShares Environmentally Aware Real Estate ETF
Trading Symbol	ERET
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Environmentally Aware Real Estate ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Environmentally Aware Real Estate ETF	$16	0.30%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	14.70%	27.89%	7.55%
FTSE All-World Index	10.79	32.47	17.96
FTSE EPRA Nareit Developed Green Target Index	14.06	27.46	7.03

Performance Inception Date	Nov. 15, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 9,826,785
Holdings Count | Holding	360
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,826,785
Number of Portfolio Holdings	360
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Retail REITs	18.1%
Industrial REITs	13.9%
Health Care REITs	9.5%
Multi-Family Residential REITs	9.1%
Real Estate Operating Companies	7.5%
Office REITs	7.1%
Data Center REITs	6.8%
Self Storage REITs	6.8%
Diversified REITs	6.0%
Diversified Real Estate Activities	4.5%
Other*	10.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	64.6%
Japan	8.3%
Australia	5.3%
United Kingdom	4.3%
Singapore	3.0%
Hong Kong	2.7%
Sweden	2.2%
Germany	2.1%
Canada	2.0%
France	1.9%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.